INVENTORY	12 Months Ended
Jun. 30, 2022
INVENTORY
INVENTORY

8. INVENTORY

The Company’s inventory includes purchased products and harvested cannabis plants. The Company’s cost of inventory during the year ended June 30, 2022 amounted to $9,665,379 (2021 - $7,119,894). Included in inventory, is the transfer of biological assets upon harvest amounted to $212,878 (Note 9). The Company’s inventory as at June 30, 2022 amounted to $723,953 (2021 - $504,521).